Income Taxes	12 Months Ended
Oct. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income tax expense (benefit) for the years ended October 31, 2013, 2012 and 2011 consists of:

Fiscal year ended October 31, 2013	Current	Deferred	Total
U.S. Federal	$(640,652)	$930,956	$290,304
State	(10,307)	67,791	$57,484
Totals	$(650,959)	$998,747	$347,788

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	$99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	$116,731
Totals	$266,155	$132,097	$398,252

Reported income tax expense (benefit) for the years ended October 31, 2013, 2012 and 2011 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 34% to income (loss) before income taxes as follows:

	Year ended October 31,
	2013	2012	2011
“Expected” tax expense	$93,605	1,320,402	$290,955
Increase (reduction) in income tax expense resulting from:
Benefit from domestic manufacturing deduction	—	(177,230)	(13,702)
Nondeductible compensation	93,886	—	—
State income taxes, net of federal benefit	39,331	62,936	77,042
Loss of permanent deductions due to NOL carryback	54,907	—	—
Other differences, net	66,059	51,227	43,957
Reported income tax expense	$347,788	$1,257,335	$398,252

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2013 and 2012 are presented below:

	October 31,
	2013	2012
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$166,789	$77,356
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	951,543	995,304
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	119,054	755,772
Share-based compensation expense	50,541	205,131
Investment in Centric Solutions	137,119	153,631
Net operating loss carryforwards	960,984	951,397
Other	113,579	92,766
Total gross deferred tax assets	2,499,609	3,231,357
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(687,090)	(428,010)
Other receivables, due to accrual for financial reporting purposes	(7,919)	—
Total gross deferred tax liabilities	(695,009)	(428,010)
Net deferred tax asset	$1,804,600	$2,803,347

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to net operating loss ("NOL") carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2013, $2,790,210 of these NOL carryforwards remain unused and may be used to reduce future taxable income. These NOL carryforwards begin to expire in fiscal year ending October 31, 2024.
The Company generated a Federal NOL and certain state NOLs during fiscal year 2013, which the Company intends to carry back and realize in the coming year. As a result, the Company recognized an income tax receivable in the current year for these NOLs.
The Company generated $14,502 of available state NOLs during fiscal year 2013 which it plans to carry forward. These state NOLs are ineligible for carry back and have expiration dates that vary by state jurisdiction.
Based on the Company’s historical and projected pretax earnings and other relevant factors, management believes that it is more likely than not that the Company’s deferred tax assets at October 31, 2013 will be realized.
The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.
A reconciliation of the unrecognized tax benefits for fiscal years 2013 and 2012 follows:

	October 31,
	2013	2012
Unrecognized tax benefits balance at beginning of year	$221,339	$205,171
Gross decreases for tax positions of prior years	(23,282)	(30,055)
Gross increases for current year tax positions	250	46,223
Unrecognized tax benefits balance at end of year	$198,307	$221,339

During fiscal year 2013, the Company accrued interest and penalties of $7,738 and $5,735, respectively, related to unrecognized tax benefits. During fiscal year 2012, the Company accrued interest of $2,144 and reduced its accrual of penalties by $7,514, related to unrecognized tax benefits. As of October 31, 2013 and 2012, the Company had approximately $108,756 and $95,283, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $110,741 and $128,573 as of October 31, 2013 and 2012, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.
The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2010 through October 31, 2012.